Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts Receivable

6. Accounts Receivable

Accounts receivable relate to amounts due from customers for services that have been performed and invoices that have been sent. Unbilled energy incentives relate to services that have been performed for the customer but have yet to be invoiced. Accounts receivables and unbilled energy incentives consist of the following (in thousands):

	March 31	December 31
	2024	2023
	(in thousands)
Accounts receivable	$2,119	$651
Unbilled energy incentives earned	6,048	5,607
Total	$8,167	$6,258

7.	Accounts Receivable

Accounts receivable relate to amounts due from customers for services that have been performed and invoices that have been sent. Unbilled energy incentives relate to services that have been performed for the customer but have yet to be invoiced. Accounts receivables, and unbilled energy incentives consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Accounts receivable	$651	$3,335
Unbilled energy incentives earned	5,607	4,954
Total	$6,258	$8,289